BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
September 30, 2021
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities — 1.7%
United States — 1.7%
(a)
AMSR Trust:
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ............... USD 3,000 $ 3,026,014
Series 2020-SFR4, Class E2,
2.46%, 11/17/37 .......... 3,000 2,979,864
Series 2020-SFR5, Class E2,
2.93%, 11/17/37 .......... 3,000 3,005,689
Series 2021-SFR1, Class E2,
2.90%, 06/17/38
(b)
......... 3,700 3,679,160
Series 2021-SFR2, Class E2,
2.58%, 08/17/38 .......... 2,000 1,992,489
FirstKey Homes Trust:
Series 2020-SFR1, Class F1,
3.64%, 08/17/37 .......... 1,800 1,840,417
Series 2020-SFR1, Class F2,
4.28%, 08/17/37 .......... 2,143 2,199,723
Series 2020-SFR2, Class E, 2.67%,
10/19/37 ............... 3,000 3,040,763
FRTKL, Series 2021-SFR1, Class E2,
2.52%, 09/17/38 ............ 4,000 3,962,785
Mill City Solar Loan Ltd., Series 2019-
1A, Class A, 4.34%, 03/20/43 ... 1,315 1,435,542
Progress Residential:
Series 2021-SFR4, Class E2,
2.56%, 05/17/38 .......... 3,455 3,439,024
Series 2021-SFR4, Class F, 3.41%,
05/17/38 ............... 1,000 1,003,887
Progress Residential Trust:
Series 2020-SFR1, Class E, 3.03%,
04/17/37 ............... 3,000 3,058,975
Series 2020-SFR3, Class E, 2.30%,
10/17/27 ............... 3,000 2,986,429
Series 2021-SFR8, Class E2,
2.53%, 10/17/38 .......... 4,000 3,963,560
Tricon American Homes, Series 2020-
SFR1, Class E, 3.54%, 07/17/38 . 2,000 2,066,535
Tricon American Homes Trust, Series
2020-SFR2, Class E2, 3.08%,
11/17/39 .................. 4,000 4,010,736
47,691,592
Total Asset-Backed Securities — 1.7%
(Cost: $47,825,116) .............................. 47,691,592
Corporate Bonds — 1.1%
China — 0.5%
(c)
Agile Group Holdings Ltd., 6.05%
,
10/13/25
(d)
................ 545 510,938
Central China Real Estate Ltd., 7.25%
,
07/16/24
(d)
................ 545 331,530
China Aoyuan Group Ltd., 6.20%
,
03/24/26
(d)
................ 545 414,200
China SCE Group Holdings Ltd.,
7.00%
,
05/02/25
(d)
........... 545 509,575
CIFI Holdings Group Co. Ltd., 4.45%
,
08/17/26
(d)
................ 545 513,662
Easy Tactic Ltd., 11.63%
,
09/03/24
(d)
. 545 359,700
Fantasia Holdings Group Co. Ltd.,
10.88%
,
01/09/23
(d)(e)(f)
........ 345 106,950
Fortune Star BVI Ltd., 5.05%
,
01/27/27
(d)
................ 545 532,737
Security
Par (000)
Par (000) Value
China (continued)
Greenland Global Investment Ltd.,
6.13%
,
04/22/23
(d)
........... USD 545 $ 354,250
Hopson Development Holdings Ltd.,
7.00%
,
05/18/24
(d)
........... 545 513,254
Jiayuan International Group Ltd.,
13.75%
,
02/18/23
(d)
.......... 545 556,173
Jingrui Holdings Ltd., 12.00%
,
07/25/22
(d)
................ 545 488,899
Kaisa Group Holdings Ltd., 11.70%
,
11/11/25
(d)
................. 545 415,562
KWG Group Holdings Ltd., 5.95%
,
08/10/25 ................. 545 492,135
Logan Group Co. Ltd., 4.50%
,
01/13/28 545 500,037
Modern Land China Co. Ltd., 11.95%
,
03/04/24
(d)
................ 545 394,376
New Metro Global Ltd., 4.50%
,
05/02/26
(d)
................ 545 500,038
Powerlong Real Estate Holdings Ltd.,
6.25%
,
08/10/24
(d)
........... 345 332,063
Radiance Capital Investments Ltd.,
8.80%
,
09/17/23
(d)
........... 545 523,983
Redco Properties Group Ltd., 9.90%
,
02/17/24
(d)
................ 545 460,968
Redsun Properties Group Ltd., 7.30%
,
01/13/25
(d)
................ 545 451,669
RKPF Overseas 2020 A Ltd., 5.20%
,
01/12/26
(d)
................ 545 503,444
Ronshine China Holdings Ltd., 7.10%
,
01/25/25
(d)
................ 545 370,600
Seazen Group Ltd., 6.00%
,
08/12/24
(d)
545 525,925
Sino-Ocean Land Treasure III Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.26%),
4.90%
(b)(d)(g)
................ 545 457,800
Sunac China Holdings Ltd., 7.00%
,
07/09/25
(d)
................ 545 434,637
Times China Holdings Ltd., 5.75%
,
01/14/27
(d)
................ 545 476,875
Wanda Properties Overseas Ltd.,
6.88%
,
07/23/23
(d)
........... 545 526,027
Yango Justice International Ltd., 8.25%
,
11/25/23
(d)
................ 545 376,050
Yanlord Land HK Co. Ltd., 5.13%
,
05/20/26
(d)
................ 345 338,531
Yuzhou Group Holdings Co. Ltd.,
6.35%
,
01/13/27
(d)
........... 345 220,800
Zhenro Properties Group Ltd., 6.63%
,
01/07/26
(d)
................ 545 460,525
13,953,913
Hong Kong — 0.0%
Melco Resorts Finance Ltd., 5.63%
,
07/17/27
(c)(d)
............... 545 551,915
Macau — 0.1%
(c)
Champion Path Holdings Ltd., 4.85%
,
01/27/28 ................. 545 551,574
MGM China Holdings Ltd., 4.75%
,
02/01/27
(d)
................ 545 536,825
Studio City Finance Ltd., 5.00%
,
01/15/29
(a)
................ 545 502,422
Wynn Macau Ltd., 5.50%
,
01/15/26
(d)
545 526,606
2,117,427

BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Singapore — 0.0%
(c)(d)
GLP Pte. Ltd., (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 3.74%), 4.50%
(b)(g)
USD 345 $ 338,531
LMIRT Capital Pte. Ltd., 7.50%
,
02/09/26 ................. 545 559,988
898,519
Supranational — 0.5%
European Union, Series NGEU, 0.00%
,
10/04/28
(d)
................ EUR 12,125 14,238,393
Total Corporate Bonds — 1.1%
(Cost: $34,273,958) .............................. 31,760,167
Foreign Government Obligations — 0.9%
Austria — 0.2%
Republic of Austria, 2.10%
,
09/20/17
(a)(d)
2,400 4,440,413
Colombia — 0.0%
Republic of Colombia, 4.50%
,
03/15/29
(c)
................ USD 750 789,985
France — 0.3%
French Republic, 0.75%
,
05/25/52
(a)(d)
EUR 8,200 9,037,889
Greece — 0.1%
Hellenic Republic, 0.00%
,
02/12/26
(a)(d)
2,677 3,089,868
Indonesia — 0.1%
Republic of Indonesia
(c)(d)
:
4.13%, 01/15/25 ............ USD 2,000 2,185,375
4.75%, 01/08/26 ............ 1,750 1,983,844
4,169,219
Israel — 0.1%
State of Israel Government Bond,
3.88%
,
07/03/50
(c)
........... 1,234 1,403,521
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia, 4.38%
,
04/16/29
(c)(d)
............... 1,828 2,104,942
Total Foreign Government Obligations — 0.9%
(Cost: $26,322,187) .............................. 25,035,837
Shares
Shares
Investment Companies — 0.0%
iShares U.S. Real Estate ETF
(h)
.... 15,750 1,612,643
Total Investment Companies — 0.0%
(Cost: $1,318,216) .............................. 1,612,643
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities — 0.2%
Commercial Mortgage-Backed Securities — 0.2%
United States — 0.2%
(a)(b)
BX Commercial Mortgage Trust:
Series 2020-VIV2, Class C, 3.66%,
03/09/44 ............... 950 1,000,660
Series 2020-VIV3, Class B, 3.66%,
03/09/44 ............... 130 139,449
Security
Par (000)
Par (000) Value
United States (continued)
Extended Stay America Trust:
Series 2021-ESH, Class B, (LIBOR
USD 1 Month + 1.38%), 1.46%,
07/15/38 ............... USD 2,984 $ 2,997,645
Series 2021-ESH, Class C, (LIBOR
USD 1 Month + 1.70%), 1.78%,
07/15/38 ............... 418 420,719
Series 2021-ESH, Class D, (LIBOR
USD 1 Month + 2.25%), 2.33%,
07/15/38 ............... 836 846,011
5,404,484
Total Non-Agency Mortgage-Backed Securities — 0.2%
(Cost: $5,362,746) .............................. 5,404,484
U.S. Government Sponsored Agency Securities — 0.6%
(a)
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
Variable Rate Notes, Series 2018-
W5FX, Class CFX, (LIBOR USD 1
Month + 0.00%), 3.79%, 04/25/28
(a)
(b)
...................... 696 672,487
Commercial Mortgage-Backed Securities — 0.6%
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(a)(b)
:
Series 2017-K62, Class B,
4.00% ,  01/25/50 ........ 2,500 2,742,076
Series 2017-K65, Class B,
4.21% ,  07/25/50 ........ 2,000 2,210,875
Series 2018-K73, Class B,
3.98% ,  02/25/51 ........ 1,350 1,471,115
Series 2018-K82, Class B,
4.27% ,  09/25/28 ........ 2,043 2,277,912
Series 2018-K83, Class B,
4.42% ,  11/25/51 ........ 2,000 2,250,511
Series 2019-K91, Class B,
4.40% ,  04/25/51 ........ 2,000 2,244,250
Series 2019-K94, Class B,
4.10% ,  07/25/52 ........ 2,000 2,212,986
Series 2020-K737, Class B,
3.41% ,  01/25/53 ........ 932 989,639
16,399,364
Total U.S. Government Sponsored Agency Securities
—
0.6%
(Cost: $15,885,048) .............................. 17,071,851
U.S. Treasury Obligations — 106.2%
U.S. Treasury Bonds, 1.88%, 02/15/41 66,150 64,702,969
U.S. Treasury Inflation Linked Bonds:
2.38%, 01/15/25 - 01/15/27 ..... 90,361 106,009,534
2.00%, 01/15/26 ............ 40,530 47,264,110
1.75%, 01/15/28 ............ 31,510 37,913,251
3.63%, 04/15/28 ............ 32,280 43,154,408
2.50%, 01/15/29 ............ 29,761 38,116,379
3.88%, 04/15/29 ............ 38,803 54,121,896
3.38%, 04/15/32 ............ 13,539 19,809,561
2.13%, 02/15/40 - 02/15/41 ..... 42,805 64,117,612
0.75%, 02/15/42 - 02/15/45 ..... 90,330 110,540,944
0.63%, 02/15/43 ............ 32,106 38,229,232
1.38%, 02/15/44 ............ 44,296 60,790,070
1.00%, 02/15/46 - 02/15/49 ..... 69,679 92,040,092
0.88%, 02/15/47 ............ 31,036 39,747,300
0.25%, 02/15/50 ............ 32,145 36,189,336

BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
0.13%, 02/15/51 ............ USD 19,777 $ 21,661,465
U.S. Treasury Inflation Linked Notes:
0.13%, 01/15/23
( i )
........... 348,559 360,345,962
0.63%, 04/15/23 - 01/15/26 ..... 260,911 279,386,818
0.38%, 07/15/23 - 07/15/27 ..... 330,729 359,545,822
0.50%, 04/15/24 - 01/15/28 ..... 130,275 143,087,864
0.13%, 07/15/24 - 07/15/31 ..... 516,669 560,042,966
0.25%, 01/15/25 - 07/15/29 ..... 155,743 169,915,458
0.75%, 07/15/28 ............ 66,568 76,216,165
0.88%, 01/15/29 ............ 56,635 65,433,214
U.S. Treasury Notes:
0.75%, 04/30/26 ............ 78,000 77,399,766
0.63%, 07/31/26 ............ 75,000 73,798,828
Total U.S. Treasury Obligations — 106.2%
(Cost: $2,864,701,546) ........................... 3,039,581,022
Total Long-Term Investments — 110.7%
(Cost: $2,995,688,817) ........................... 3,168,157,596
Security
Shares
Shares Value
Short-Term Securities — 0.6%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.01%
(h)(j)
.... 16,180,055 $ 16,180,055
Total Short-Term Securities — 0.6%
(Cost: $16,180,055) .............................. 16,180,055
Total Options Purchased — 0.1%
(Cost: $3,355,511 ) .............................. 3,452,489
Total Investments Before Options Written — 111.4%
(Cost: $3,015,224,383) ........................... 3,187,790,140
Total Options Written — (0.1)%
(Premiums Received — $3,738,288) .................. (2,570,701)
Total Investments Net of Options Written — 111.3%
(Cost: $3,011,486,095) ........................... 3,185,219,439
Liabilities in Excess of Other Assets — (11.3)% ........... (322,158,719)
Net Assets — 100.0% .............................. $ 2,863,060,720
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
U.S. dollar denominated security issued by foreign domiciled entity.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
Non-income producing security.
(g)
Perpetual security with no stated maturity date.
(h)
Affiliate of the Fund.
(i)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(j)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/21
Shares
Held at
09/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 12,923,082 $ 3,256,973 $ — $ — $ — $ 16,180,055 16,180,055 $ 1,223 $ —
iShares J.P. Morgan USD
Emerging Markets Bond ETF
(b)
10,663,720 16,409,650 (26,832,867) (138,383) (102,120) — — 52,433 —
iShares U.S. Real Estate ETF .. 4,282,500 1,138,005 (4,427,846) 379,495 240,489 1,612,643 15,750 40,786 —
$ 241,112 $ 138,369 $ 17,792,698 $ 94,442 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Deutsche Bank Securities,
Inc. .............. 0.04% 09/30/21 10/01/21   $ 348,056,250 $ 348,056,637 U.S. Treasury Obligations Overnight

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 40 12/08/21 $ 7,868 $ (77,131)
Long Gilt ............................................................... 63 12/29/21 10,624 (51,945)
3 Month Canadian Bankers Acceptance .......................................... 4 06/13/22 783 (1,543)
3 Month Canadian Bankers Acceptance .......................................... 2 09/19/22 391 (1,361)
3 Month Sterling .......................................................... 38 12/20/23 6,337 (21,605)
90-day Eurodollar ......................................................... 1 12/16/24 246 139
(153,446)
Short Contracts
Euro- Bobl ............................................................... 11 12/08/21 1,719 4,636
Euro-BTP ............................................................... 17 12/08/21 2,992 47,474
Euro- Buxl ............................................................... 108 12/08/21 25,438 739,233
Euro-OAT ............................................................... 77 12/08/21 14,802 257,711
Japan 10 Year Bond ........................................................ 15 12/13/21 20,401 65,155
WTI Crude Oil
(a)
........................................................... 117 12/17/21 8,680 (137,191)
U.S. Treasury 10 Year Note ................................................... 45 12/21/21 5,927 (8,663)
U.S. Treasury 10 Year Ultra Note ............................................... 558 12/21/21 81,163 1,223,444
U.S. Treasury Long Bond .................................................... 4 12/21/21 638 11,531
U.S. Treasury Ultra Bond .................................................... 256 12/21/21 49,040 1,244,218
U.S. Treasury 5 Year Note .................................................... 314 12/31/21 38,558 192,199
3 Month Sterling .......................................................... 38 12/18/24 6,330 14,014
3,653,761
$ 3,500,315
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 71,690,747 USD 51,623,509 State Street Bank and Trust Co. 10/12/21 $ 207,056
CAD 26,756,182 USD 21,002,982 JPMorgan Chase Bank NA 10/12/21 121,073
CAD 39,044,119 USD 30,625,000 UBS AG 10/12/21 200,403
GBP 9,767,396 USD 13,125,000 Barclays Bank plc 10/12/21 35,678
USD 3,500,000 AUD 4,836,398 Bank of America NA 10/12/21 3,409
USD 21,000,000 AUD 29,018,150 State Street Bank and Trust Co. 10/12/21 20,624
USD 6,125,000 EUR 5,270,876 Barclays Bank plc 10/12/21 18,479
USD 24,500,000 EUR 20,982,797 Deutsche Bank AG 10/12/21 190,591
USD 10,500,000 GBP 7,757,574 BNP Paribas SA 10/12/21 47,375
USD 247,675 AUD 335,000 UBS AG 12/15/21 5,400
USD 8,310,042 EUR 7,015,500 BNP Paribas SA 12/15/21 170,932
USD 12,364,206 EUR 10,527,000 Deutsche Bank AG 12/15/21 151,191
USD 8,316,047 EUR 7,015,500 HSBC Bank plc 12/15/21 176,937
USD 5,044,351 EUR 4,241,000 Morgan Stanley & Co. International plc 12/15/21 124,110
USD 128,607 EUR 109,000 State Street Bank and Trust Co. 12/15/21 2,149
USD 9,982,091 EUR 8,436,000 UBS AG 12/15/21 194,973
USD 157,848 GBP 114,000 State Street Bank and Trust Co. 12/15/21 4,225
1,674,605
EUR 18,105,745 USD 20,998,509 Barclays Bank plc 10/12/21 (22,279)
EUR 26,368,654 USD 30,625,000 Goldman Sachs International 10/12/21 (75,861)
GBP 6,670,035 USD 9,000,000 JPMorgan Chase Bank NA 10/12/21 (12,735)
USD 6,125,000 AUD 8,521,739 Goldman Sachs International 10/12/21 (35,998)
USD 20,998,509 AUD 29,112,505 JPMorgan Chase Bank NA 10/12/21 (49,083)

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 42,002,982 CAD 53,341,447 Barclays Bank plc 10/12/21 $ (110,187)
USD 3,500,000 CAD 4,445,644 Deutsche Bank AG 10/12/21 (9,844)
USD 6,125,000 CAD 7,808,470 Toronto Dominion Bank 10/12/21 (39,802)
USD 20,998,509 EUR 18,154,487 JPMorgan Chase Bank NA 10/12/21 (34,190)
USD 2,625,000 GBP 1,953,887 BNP Paribas SA 10/12/21 (7,686)
USD 9,000,000 GBP 6,692,061 HSBC Bank plc 10/12/21 (16,944)
EUR 8,966,000 USD 10,606,574 Citibank NA 12/15/21 (204,569)
EUR 2,582,000 USD 3,003,522 JPMorgan Chase Bank NA 12/15/21 (7,986)
(627,164)
$ 1,047,441
Inflation Rate Caps
Refere n ce Entity Fund Pays Fund Receives Counterparty
Expiration
Date
Notional
Amount (000) Value
Premiums
Paid
(Received)
Unrealized
Appreciation/
(Depreciation)
Eurostat Eurozone HICP Ex
Tobacco Unrevised Series
NSA ( HICPx )
Maximum of HICPx
for January 2022
divided by HICPx
for January 2012
minus 2.50% or $0
Upfront premium
and payment at
expiration Deutsche Bank AG 04/26/22 EUR 14,495 $ (92) $ (1,014,650) $ 1,014,558
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... One-Touch Standard Chartered Bank 03/07/22 CNH 6.80 CNH 6.80 USD 2,700 $ 261,910
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
iShares China Large-Cap ETF ................... 2,700 11/19/21 USD 42.00 USD 10,511 $ 120,150
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EUR Currency ........................... Bank of America NA 10/08/21 USD 1.17 EUR 6,885 $ 52,461
EUR Currency ........................... Bank of America NA 10/14/21 USD 1.17 EUR 6,885 85,427
$ —
$ 137,888
$ —

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
5-Year Interest Rate Swap
(a)
. 1.00% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/21/21 1.00 % USD 280,000 $ 1,497,976
2-Year Interest Rate Swap
(a)
. 0.65% Semi-Annual 3 month LIBOR Quarterly Citibank NA 03/28/22 0.65 USD 700,000 1,434,565
$ 2,932,541
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
iShares China Large-Cap ETF .................... 2,700 11/19/21 USD 47.00 USD 10,511 $ (9,450)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EUR Currency ............................. Bank of America NA 10/08/21 USD 1.15 EUR 10,328 $ (4,385)
EUR Currency ............................. Bank of America NA 10/14/21 USD 1.15 EUR 10,328 (18,807)
–
$ (23,192)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.15% Semi-Annual Deutsche Bank AG 10/21/21 1.15 % USD 420,000 $ (648,080)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.95% Semi-Annual Citibank NA 03/28/22 0.95 USD 910,000 (722,805)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.05% Semi-Annual Barclays Bank plc 06/15/26 3.05 USD 55,923 (778,050)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.05% Semi-Annual Deutsche Bank AG 06/15/26 3.05 USD 27,962 (389,032)
$ (2,537,967)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.95% Semi-Annual 3 month LIBOR Quarterly N/A 09/23/26 USD 12,317 $ 74,854 $ — $ 74,854
2.14% Semi-Annual 3 month LIBOR Quarterly 06/15/26
(a)
06/15/31 USD 55,923 (229,367) — (229,367)
2.14% Semi-Annual 3 month LIBOR Quarterly 06/15/26
(a)
06/15/31 USD 27,962 (106,976) (9,001) (97,975)
1 day SONIA Annual 0.73% Annual N/A 09/16/31 GBP 1,048 (24,417) — (24,417)
0.76% Annual 1 day SONIA Annual N/A 09/16/51 GBP 385 29,908 — 29,908
$ (255,998) $ (9,001) $ (246,997)
(a)
Forward swap.

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
i
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.37% At Termination
UK Retail Price Index All
Items Monthly At Termination 09/15/26 GBP 2,595 $ (22,938) $ — $ (22,938)
UK Retail Price Index All
Items Monthly At Termination 3.47% At Termination 08/15/30 GBP 590 (65,208) — (65,208)
UK Retail Price Index All
Items Monthly At Termination 3.46% At Termination 11/15/30 GBP 1,654 (196,124) — (196,124)
UK Retail Price Index All
Items Monthly At Termination 3.47% At Termination 11/15/30 GBP 553 (64,376) — (64,376)
1 month USCPI At Termination 2.32% At Termination 02/25/31 USD 1,893 (112,471) — (112,471)
1 month USCPI At Termination 2.35% At Termination 03/05/31 USD 552 (30,696) — (30,696)
1 month USCPI At Termination 2.35% At Termination 03/05/31 USD 552 (30,937) — (30,937)
1 month USCPI At Termination 2.36% At Termination 03/05/31 USD 1,104 (60,969) — (60,969)
UK Retail Price Index All
Items Monthly At Termination 3.74% At Termination 05/15/31 GBP 950 (75,685) — (75,685)
1 month USCPI At Termination 2.48% At Termination 06/11/31 USD 264 (8,974) — (8,974)
1 month USCPI At Termination 2.45% At Termination 06/24/31 USD 170 (5,954) — (5,954)
UK Retail Price Index All
Items Monthly At Termination 3.81% At Termination 07/15/31 GBP 2,865 (150,613) — (150,613)
UK Retail Price Index All
Items Monthly At Termination 3.85% At Termination 07/15/31 GBP 2,205 (100,674) — (100,674)
1 month USCPI At Termination 2.46% At Termination 08/25/31 USD 124 (2,423) — (2,423)
UK Retail Price Index All
Items Monthly At Termination 4.11% At Termination 09/15/31 GBP 2,250 33,671 — 33,671
UK Retail Price Index All
Items Monthly At Termination 3.56% At Termination 09/15/51 GBP 235 (733) — (733)
UK Retail Price Index All
Items Monthly At Termination 3.57% At Termination 09/15/51 GBP 235 1,469 — 1,469
$ (893,635) $ — $ (893,635)
OTC Inflation Swaps
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid  (Received)
Unrealized
Appreciation
(Depreciation)
2.67% At Termination 1 month USCPI At Termination Citibank NA 04/15/26 USD 36,000 $ 812,298 $ — $ 812,298
2.60% At Termination 1 month USCPI At Termination Goldman Sachs Bank USA 04/15/26 USD 34,000 275,018 — 275,018
2.69% At Termination 1 month USCPI At Termination Goldman Sachs Bank USA 07/15/26 USD 60,000 299,884 — 299,884
– $ – $ –
$ 1,387,200 $ — $ 1,387,200
– – –
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day SONIA ......................................... Sterling Overnight Index Average 0.05%
1 month USCPI ....................................... U.S. Consumer Price Index 5.40
3 month LIBOR ....................................... London Interbank Offered Rate 0.13

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Glossary of Terms Used in this Report
Currency Abbreviations
AUD Australian Dollar
CAD Canadian Dollar
CNH Chinese Yuan Offshore
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviations
ETF Exchange-Traded Fund
LIBOR London Interbank Offered Rate
OTC Over-the-counter
WTI West Texas Intermediate

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities ................................... $ — $ 47,691,592 $ — $ 47,691,592
Corporate Bonds ........................................ — 31,760,167 — 31,760,167
Foreign Government Obligations .............................. — 25,035,837 — 25,035,837
Investment Companies .................................... 1,612,643 — — 1,612,643
Non-Agency Mortgage-Backed Securities ........................ — 5,404,484 — 5,404,484
U.S. Government Sponsored Agency Securities .................... — 17,071,851 — 17,071,851
U.S. Treasury Obligations ................................... — 3,039,581,022 — 3,039,581,022
Short-Term Securities ....................................... 16,180,055 — — 16,180,055
Options Purchased:
Equity contracts .......................................... 120,150 — — 120,150
Foreign currency exchange contracts ........................... — 399,798 — 399,798
Interest rate contracts ...................................... — 2,932,541 — 2,932,541
$ 17,912,848 $ 3,169,877,292 $ — $ 3,187,790,140
Derivative Financial Instruments
(a)
Assets:
Foreign currency exchange contracts ............................ $ — $ 1,674,605 $ — $ 1,674,605
Interest rate contracts ....................................... 3,799,754 104,762 — 3,904,516
Other contracts ........................................... — 1,422,340 — 1,422,340
Liabilities:
Commodity contracts ....................................... (137,191) — — (137,191)
Equity contracts ........................................... (9,450) — — (9,450)
Foreign currency exchange contracts ............................ — (650,356) — (650,356)
Interest rate contracts ....................................... (162,248) (2,889,726) — (3,051,974)
Other contracts ........................................... — (928,867) — (928,867)
$ 3,490,865 $ (1,267,242) $ — $ 2,223,623
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $348,056,637 are categorized as Level 2 within the disclosure hierarchy.